Taxation - Schedule of Net Operating Loss Carryforwards (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 5,811,551	$ 1,875,027
Tax Year 2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,112,615
Tax Year 2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1,102,918
Tax Year 2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	272,946
Tax Year 2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,323,072
Tax Year 2031 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards